LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
LEASES

8. LEASES

The Company adopted the new lease guidance effective January 1, 2019 using the modified retrospective transition approach, applying the new standard to all of its leases existing at the date of initial application which is the effective date of adoption. Consequently, financial information will not be updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. We elected the package of practical expedients which permits us to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. We did not elect the hindsight practical expedient which permits entities to use hindsight in determining the lease term and assessing impairment. The adoption of the lease standard did not change our previously reported consolidated statements of operations and did not result in a cumulative catch-up adjustment to opening equity.

The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. In calculating the present value of the lease payments, the Company elected to utilize its incremental borrowing rate based on the remaining lease terms as of the January 1, 2019 adoption date.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred, if any. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Our leases have remaining lease terms of month-to-month and two years.

The Company has elected the practical expedient to combine lease and non-lease components as a single component. The lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the balance sheet as right-of-use assets, current operating lease liabilities and non-current operating lease liabilities.

The new standard also provides practical expedients and certain exemptions for an entity’s ongoing accounting. We have elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases where the initial lease term is one year or less or for which the ROU asset at inception is deemed immaterial, we will not recognize ROU assets or lease liabilities. Those leases are expensed on a straight-line basis over the term of the lease.

Operating Leases

On February 1, 2017, Simlatus Corp. entered into a standard office lease for approximately 1,700 square feet of office space at 175 Joerschke Drive, Suite A, Grass Valley, CA 95945. The lease has a term of 1 year, from February 1, 2017 through January 31, 2018, with a monthly rent of $1,400. On February 1, 2018, the Company entered into a month-to-month lease with a monthly rent of $1,400. The lease was terminated on December 31, 2021.

On January 31, 2018, Satel Group, Inc. entered into a standard office lease for approximately 1,006 square feet of office space at 330 Townsend Street, Suite 135, San Francisco, CA 94107. The lease has a term of 2 years, from December 1, 2018 through November 30, 2019, with a monthly rent of $5,781 and applicable common area maintenance expenses. On December 1, 2019, the Company entered into a month-to-month lease with a monthly rent of $5,781. On December 1, 2020, the Company reduced the amount of space leased resulting in a reduced monthly rent of $3,169.

On March 1, 2021, BrewBilt Brewing entered into a commercial lease with Lave Systems for approximately 4,000 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of two years, from March 1, 2021 through February 28, 2023, with a monthly rent of $4,000. Lease payments shall increase on March 1, 2022 based upon the CPI published in the Wall Street Journal. On March 1, 2021, the Company recorded of ROU assets of $89,567 and lease liabilities of $89,567 in recognition of this lease.

On July 18, 2021, BrewBilt Brewing terminated its commercial lease with Lave Systems and entered into a new lease agreement with the Jon and Andrea Straatemeir Trust. On August 1, 2021, the company entered into a commercial lease for approximately 6,547 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of five years, from August 1, 2021 through July 31, 2026, with a monthly rent of $4,000.

ROU assets and lease liabilities related to our operating leases are as follows:

March 31, 2022
Right-of-use assets	$179,906
Current operating lease liabilities	36,987
Non-current operating lease liabilities	142,919

Years Ending
December 31,	Operating Leases
2022	$36,000
2023	48,000
2024	48,000
2025	48,000
2026	28,000
Total	208,000
Less imputed Interest	28,094
Total liability	$179,906

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Operating Leases	4.3 years	7%

Financing Leases

On December 22, 2020, the President, Richard Hylen, and the Company entered into two vehicle leases in the amount of $19,314 and $18,689, respectively. The leases have a term of 6 years, from February 5, 2021 January 5, 2027, with monthly payments of $268 and $260, respectively.

On December 22, 2020, the Company entered into a vehicle lease in the amount of $19,314. The lease has a term of 6 years, from February 5, 2021 January 5, 2027, with a monthly payment of $268.

On December 22, 2020, the Company entered into a vehicle lease in the amount of $18,689. The lease has a term of 6 years, from February 5, 2021 January 5, 2027, with a monthly payment of $260.

The Company evaluated the leases in accordance with ASC 842 and determined that its leases meet the definition of a finance lease.

Financing lease assets and liabilities related to our financing leases are as follows:

March 31, 2022
Right-of-use assets	$25,678
Current financing lease liabilities	4,746
Non-current financing lease liabilities	20,932

The following is a schedule, by years, of future minimum lease payments required under the finance leases:

Years Ending
December 31,	Finance Leases
2022	4,750
2023	6,334
2024	6,334
2025	6,334
2026	6,334
Total	30,086
Less imputed Interest	4,408
Total liability	$25,678

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Finance Leases	4.75 years	7%

7. LEASES

The Company adopted the new lease guidance effective January 1, 2019 using the modified retrospective transition approach, applying the new standard to all of its leases existing at the date of initial application which is the effective date of adoption. Consequently, financial information will not be updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. We elected the package of practical expedients which permits us to not reassess (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) any initial direct costs for any existing leases as of the effective date. We did not elect the hindsight practical expedient which permits entities to use hindsight in determining the lease term and assessing impairment. The adoption of the lease standard did not change our previously reported consolidated statements of operations and did not result in a cumulative catch-up adjustment to opening equity.

The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes its incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. In calculating the present value of the lease payments, the Company elected to utilize its incremental borrowing rate based on the remaining lease terms as of the January 1, 2019 adoption date.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred, if any. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Our leases have remaining lease terms of month-to-month and two years.

The Company has elected the practical expedient to combine lease and non-lease components as a single component. The lease expense is recognized over the expected term on a straight-line basis. Operating leases are recognized on the balance sheet as right-of-use assets, current operating lease liabilities and non-current operating lease liabilities.

The new standard also provides practical expedients and certain exemptions for an entity’s ongoing accounting. We have elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases where the initial lease term is one year or less or for which the ROU asset at inception is deemed immaterial, we will not recognize ROU assets or lease liabilities. Those leases are expensed on a straight-line basis over the term of the lease.

Operating Leases

On February 1, 2017, Simlatus Corp. entered into a standard office lease for approximately 1,700 square feet of office space at 175 Joerschke Drive, Suite A, Grass Valley, CA 95945. The lease has a term of 1 year, from February 1, 2017 through January 31, 2018, with a monthly rent of $1,400. On February 1, 2018, the Company entered into a month-to-month lease with a monthly rent of $1,400. The lease was terminated on December 31, 2021.

On January 31, 2018, Satel Group, Inc. entered into a standard office lease for approximately 1,006 square feet of office space at 330 Townsend Street, Suite 135, San Francisco, CA 94107. The lease has a term of 2 years, from December 1, 2018 through November 30, 2019, with a monthly rent of $5,781 and applicable common area maintenance expenses. On December 1, 2019, the Company entered into a month-to-month lease with a monthly rent of $5,781. On December 1, 2020, the Company reduced the amount of space leased resulting in a reduced monthly rent of $3,169.

On March 1, 2021, BrewBilt Brewing entered into a commercial lease with Lave Systems for approximately 4,000 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of two years, from March 1, 2021 through February 28, 2023, with a monthly rent of $4,000. Lease payments shall increase on March 1, 2022 based upon the CPI published in the Wall Street Journal. On March 1, 2021, the Company recorded of ROU assets of $89,567 and lease liabilities of $89,567 in recognition of this lease.

On July 18, 2021, BrewBilt Brewing terminated its commercial lease with Lave Systems and entered into a new lease agreement with the Jon and Andrea Straatemeir Trust. On August 1, 2021, the company entered into a commercial lease for approximately 6,547 square feet of space, located in the Wolf Creek Industrial Building at 110 Spring Hill Dr, Grass Valley, CA 95945. The lease has a term of five years, from August 1, 2021 through July 31, 2026, with a monthly rent of $4,000.

ROU assets and lease liabilities related to our operating leases are as follows:

December 31, 2021
Right-of-use assets	$188,770
Current operating lease liabilities	36,369
Non-current operating lease liabilities	152,401

Years Ending
December 31,	Operating Leases
2022	$48,000
2023	48,000
2024	48,000
2025	48,000
2026	28,000
Total	220,000
Less imputed Interest	31,230
Total liability	$188,770

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Operating Leases	4.5 years	7%

Financing Leases

On December 22, 2020, the President, Richard Hylen, and the Company entered into two vehicle leases in the amount of $19,314 and $18,689, respectively. The leases have a term of 6 years, from February 5, 2021 January 5, 2027, with monthly payments of $268 and $260, respectively.

On December 22, 2020, the Company entered into a vehicle lease in the amount of $19,314. The lease has a term of 6 years, from February 5, 2021 January 5, 2027, with a monthly payment of $268.

On December 22, 2020, the Company entered into a vehicle lease in the amount of $18,689. The lease has a term of 6 years, from February 5, 2021 January 5, 2027, with a monthly payment of $260.

The Company evaluated the leases in accordance with ASC 842 and determined that its leases meet the definition of a finance lease.

Financing lease assets and liabilities related to our financing leases are as follows:

December 31, 2021
Right-of-use assets	$26,815
Current financing lease liabilities	4,666
Non-current financing lease liabilities	22,149

The following is a schedule, by years, of future minimum lease payments required under the finance leases:

Years Ending
December 31,	Finance Leases
2022	$6,334
2023	6,334
2024	6,334
2025	6,334
2026	6,334
Total	31,670
Less imputed Interest	4,855
Total liability	$26,815

Other information related to leases is as follows:

Lease Type	Weighted Average Remaining Term	Weighted Average Interest Rate
Finance Leases	6 years	7%